UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

Voya Variable Products Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya MidCap Opportunities Portfolio

Voya SmallCap Opportunities Portfolio

The schedules are not audited.

Voya Midcap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Communication Services: 2.2%
94,852	(1)	Electronic Arts, Inc.	$11,428,717	0.5
684,315	(1)	Live Nation Entertainment, Inc.	37,274,638	1.7
			48,703,355	2.2

		Consumer Discretionary: 16.4%
486,818		Aramark	20,942,910	1.0
32,386	(1)	Autozone, Inc.	25,121,820	1.1
516,904		Brunswick Corp.	34,642,906	1.6
217,900	(1)	Burlington Stores, Inc.	35,500,268	1.6
218,972		Darden Restaurants, Inc.	24,347,497	1.1
134,056		Domino's Pizza, Inc.	39,519,709	1.8
735,687		Hilton Worldwide Holdings, Inc.	59,428,796	2.7
122,875	(1)	O'Reilly Automotive, Inc.	42,676,945	2.0
552,889		Ross Stores, Inc.	54,791,300	2.5
446,065		Tapestry, Inc.	22,423,687	1.0
			359,395,838	16.4

		Consumer Staples: 3.1%
459,749		Church & Dwight Co., Inc.	27,295,298	1.3
368,188	(1)	Monster Beverage Corp.	21,457,997	1.0
19,472	(1)	National Beverage Corp.	2,270,825	0.1
572,059	(1)	Sprouts Farmers Market, Inc.	15,680,137	0.7
			66,704,257	3.1

		Energy: 1.8%
145,896	(1)	Concho Resources, Inc./Midland TX	22,285,614	1.0
253,675	(1)	Continental Resources, Inc.	17,320,929	0.8
			39,606,543	1.8

		Financials: 7.1%
254,020		Cboe Global Markets, Inc.	24,375,759	1.1
509,255	(1)	E*Trade Financial Corp.	26,679,870	1.2
141,427		Evercore, Inc.	14,220,485	0.7
11,870		MarketAxess Holdings, Inc.	2,118,676	0.1
300,532		Moody's Corp.	50,248,951	2.3
168,453		Progressive Corp.	11,966,901	0.5
419,304		SEI Investments Co.	25,619,474	1.2
			155,230,116	7.1

		Health Care: 14.1%
19,637	(1)	Abiomed, Inc.	8,831,741	0.4
96,823	(1)	Align Technology, Inc.	37,879,094	1.7
131,781	(1)	BioMarin Pharmaceutical, Inc.	12,778,804	0.6
352,755	(1)	Centene Corp.	51,071,869	2.3
111,686	(1)	Charles River Laboratories International, Inc.	15,026,234	0.7
338,842	(1)	Edwards Lifesciences Corp.	58,992,392	2.7
425,959	(1)	Exact Sciences Corp.	33,616,684	1.5
23,694	(1)	HealthEquity, Inc.	2,236,951	0.1
189,909	(1)	Jazz Pharmaceuticals PLC	31,929,400	1.5
254,300	(1)	PRA Health Sciences, Inc.	28,021,317	1.3
254,607	(1)	Veeva Systems, Inc.	27,719,064	1.3
			308,103,550	14.1

		Industrials: 17.0%
946,443		American Airlines Group, Inc.	39,116,489	1.8
443,338		Ametek, Inc.	35,076,903	1.6
478,348		Ingersoll-Rand PLC - Class A	48,935,000	2.2
466,729		KAR Auction Services, Inc.	27,859,054	1.3
893,657		Masco Corp.	32,707,846	1.5
1,115,414	(1)	Quanta Services, Inc.	37,232,519	1.7
320,518		Spirit Aerosystems Holdings, Inc.	29,381,885	1.4
384,707		Waste Connections, Inc.	30,688,077	1.4
124,377		WW Grainger, Inc.	44,453,584	2.0
404,838	(1)	XPO Logistics, Inc.	46,220,355	2.1
			371,671,712	17.0

		Information Technology: 30.7%
229,177		Amphenol Corp.	21,547,222	1.0
719,899	(1)	Black Knight, Inc.	37,398,753	1.7
146,933		Broadridge Financial Solutions, Inc. ADR	19,387,809	0.9
299,051	(1)	Citrix Systems, Inc.	33,242,509	1.5
205,529	(1)	EPAM Systems, Inc.	28,301,343	1.3
462,780		Fidelity National Information Services, Inc.	50,475,415	2.3
837,205	(1)	Fiserv, Inc.	68,968,948	3.2
603,085	(1)	Fortinet, Inc.	55,646,653	2.5
620,237	(1)	GoDaddy, Inc.	51,721,564	2.4
141,325		Lam Research Corp.	21,439,003	1.0
540,936		Maxim Integrated Products	30,503,381	1.4
398,577	(2)	Microchip Technology, Inc.	31,451,711	1.4
331,713		Motorola Solutions, Inc.	43,169,130	2.0
225,105	(1)	Palo Alto Networks, Inc.	50,707,152	2.3
240,686	(1)	Proofpoint, Inc.	25,592,142	1.2
834,238	(1)	Pure Storage, Inc.	21,648,476	1.0
153,091	(1)	Red Hat, Inc.	20,863,242	0.9
149,229	(1)	Splunk, Inc.	18,043,278	0.8
411,422	(1)	Synopsys, Inc.	40,570,323	1.9
			670,678,054	30.7

		Materials: 3.6%
548,584	(1),(2)	Crown Holdings, Inc.	26,332,032	1.2
911,635		Huntsman Corp.	24,823,821	1.1
259,323		Packaging Corp. of America	28,445,140	1.3
			79,600,993	3.6

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: 2.0%
138,487		Equity Lifestyle Properties, Inc.	$13,357,071	0.6
187,871	(1)	SBA Communications Corp.	30,177,719	1.4
			43,534,790	2.0

	Total Common Stock (Cost $1,860,292,242)		2,143,229,208	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
	Securities Lending Collateral(3): 1.6%
8,256,931	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $8,258,472, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $8,422,070, due 10/25/18-08/20/68)	8,256,931	0.3
1,736,128	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $1,736,449, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $1,770,851, due 05/23/19-09/09/49)	1,736,128	0.1
8,256,931	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $8,258,472, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $8,422,070, due 09/30/18-08/20/68)	8,256,931	0.4
8,256,931	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $8,258,465, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $8,422,070, due 10/04/18-09/09/49)	8,256,931	0.4
8,256,931	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $8,258,634, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,423,247, due 04/15/20-02/15/48)	8,256,931	0.4
		34,763,852	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
36,720,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980% (Cost $36,720,000)	36,720,000	1.7

	Total Short-Term Investments (Cost $71,483,852)	71,483,852	3.3

	Total Investments in Securities (Cost $1,931,776,094)	$2,214,713,060	101.3
	Liabilities in Excess of Other Assets	(29,440,479)	(1.3)
	Net Assets	$2,185,272,581	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2018.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$2,143,229,208	$–	$–	$2,143,229,208
Short-Term Investments	36,720,000	34,763,852	–	71,483,852
Total Investments, at fair value	$2,179,949,208	$34,763,852	$–	$2,214,713,060

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,937,546,265.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$338,504,650
Gross Unrealized Depreciation	(61,337,898)

Net Unrealized Appreciation	$277,166,752

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 85.1%
		Communication Services: 1.5%
70,449	(1)	Boingo Wireless, Inc.	$2,458,670	0.5
51,758	(1)	Cardlytics, Inc.	1,296,020	0.2
265,424	(1)	Vonage Holdings Corp.	3,758,404	0.8
			7,513,094	1.5

		Consumer Discretionary: 16.9%
204,306		American Eagle Outfitters, Inc.	5,072,918	1.0
115,205	(1)	At Home Group, Inc.	3,632,414	0.7
60,470		Big Lots, Inc.	2,527,041	0.5
163,598		Bloomin Brands, Inc.	3,237,604	0.7
140,585	(2)	Boyd Gaming Corp.	4,758,802	1.0
75,650		Cheesecake Factory	4,050,301	0.8
35,336		Childrens Place, Inc./The	4,515,941	0.9
177,820		Dana, Inc.	3,319,899	0.7
126,097	(1)	Del Taco Restaurants, Inc.	1,489,206	0.3
81,195	(1),(2)	Eldorado Resorts, Inc.	3,946,077	0.8
61,836	(1)	Etsy, Inc.	3,177,134	0.7
185,890		Extended Stay America, Inc.	3,760,555	0.8
20,468	(1)	Five Below, Inc.	2,662,068	0.5
52,875	(1)	Hudson Ltd.	1,192,860	0.2
18,070	(1),(2)	iRobot Corp.	1,986,254	0.4
27,571		Jack in the Box, Inc.	2,311,277	0.5
16,804		Lithia Motors, Inc.	1,372,215	0.3
43,398		Marriott Vacations Worldwide Corp.	4,849,726	1.0
91,838	(1)	National Vision Holdings, Inc.	4,145,567	0.9
40,654		NutriSystem, Inc.	1,506,231	0.3
48,868	(1)	Ollie's Bargain Outlet Holdings, Inc.	4,696,215	1.0
33,136	(1)	Planet Fitness, Inc.	1,790,338	0.4
83,688	(1)	Sotheby's	4,116,613	0.8
13,206	(1)	Stamps.com, Inc.	2,987,197	0.6
62,532	(1)	TopBuild Corp.	3,553,068	0.7
28,506	(1)	Weight Watchers International, Inc.	2,052,147	0.4
			82,709,668	16.9

		Energy: 1.8%
155,311	(1)	Carrizo Oil & Gas, Inc.	3,913,837	0.8
24,462	(1)	Dril-Quip, Inc.	1,278,140	0.3
67,447	(1)	Unit Corp.	1,757,669	0.4
84,865	(2)	US Silica Holdings, Inc.	1,598,008	0.3
			8,547,654	1.8

		Financials: 7.4%
45,182		Amerisafe, Inc.	2,799,025	0.6
138,148		BrightSphere Investment Group PLC	1,713,035	0.3
53,960	(1)	Green Dot Corp.	4,792,727	1.0
169,534		Home Bancshares, Inc./Conway AR	3,712,795	0.8
86,505		Houlihan Lokey, Inc.	3,886,670	0.8
65,857		MB Financial, Inc.	3,036,666	0.6
219,963	(1)	MGIC Investment Corp.	2,927,707	0.6
62,403		Moelis & Co.	3,419,684	0.7
33,528		Pinnacle Financial Partners, Inc.	2,016,709	0.4
16,418		Primerica, Inc.	1,979,190	0.4
32,638	(1)	Texas Capital Bancshares, Inc.	2,697,531	0.6
110,983		United Community Banks, Inc./GA	3,095,316	0.6
			36,077,055	7.4

		Health Care: 19.8%
29,668	(1),(2)	Aerie Pharmaceuticals, Inc.	1,826,065	0.4
33,616	(1)	Amedisys, Inc.	4,200,655	0.9
153,427	(1),(2)	Amicus Therapeutics, Inc.	1,854,932	0.4
77,297	(1)	AMN Healthcare Services, Inc.	4,228,146	0.9
44,340	(1)	Arena Pharmaceuticals, Inc.	2,040,527	0.4
165,926	(1)	Array Biopharma, Inc.	2,522,075	0.5
31,949	(1)	Blueprint Medicines Corp.	2,493,939	0.5
67,944	(1)	Catalent, Inc.	3,094,849	0.6
54,347	(1),(2)	Clovis Oncology, Inc.	1,596,171	0.3
122,222	(1)	Cymabay Therapeutics, Inc.	1,354,220	0.3
76,924	(1)	Dermira, Inc.	838,472	0.2
130,097	(1)	Epizyme, Inc.	1,379,028	0.3
8,583	(1),(2)	Esperion Therapeutics, Inc.	380,828	0.1
42,527	(1)	FibroGen, Inc.	2,583,515	0.5
24,460	(1)	G1 Therapeutics, Inc.	1,279,013	0.3
47,884	(1)	Global Blood Therapeutics, Inc.	1,819,592	0.4
50,201	(1)	HealthEquity, Inc.	4,739,476	1.0
33,269		Hill-Rom Holdings, Inc.	3,140,594	0.6
180,191	(1)	Immunogen, Inc.	1,706,409	0.3
97,307	(1),(2)	Immunomedics, Inc.	2,026,905	0.4
82,077	(1)	Insmed, Inc.	1,659,597	0.3
9,903	(1),(2)	Intercept Pharmaceuticals, Inc.	1,251,343	0.3
10,526	(1)	Ligand Pharmaceuticals, Inc.	2,889,282	0.6
18,195	(1)	LivaNova PLC	2,255,634	0.5
12,752	(1)	Loxo Oncology, Inc.	2,178,424	0.4
66,888	(1)	MacroGenics, Inc.	1,434,079	0.3
26,532	(1)	Magenta Therapeutics, Inc.	318,649	0.1
55,912	(1)	Medidata Solutions, Inc.	4,098,909	0.8
17,612	(1)	Medpace Holdings, Inc.	1,055,135	0.2
72,243	(1)	Merit Medical Systems, Inc.	4,439,332	0.9
31,196	(1)	Omnicell, Inc.	2,242,992	0.5
30,207	(1)	PetIQ, Inc.	1,187,437	0.2
51,409	(1),(2)	Portola Pharmaceuticals, Inc.	1,369,022	0.3
31,542	(1)	Puma Biotechnology, Inc.	1,446,201	0.3
27,123	(1)	REGENXBIO, Inc.	2,047,787	0.4
153,784	(1)	Select Medical Holdings Corp.	2,829,626	0.6

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
86,967	(1)	Spectrum Pharmaceuticals, Inc.	$1,461,046	0.3
44,148	(1)	Supernus Pharmaceuticals, Inc.	2,222,852	0.4
62,637	(1),(2)	Teladoc Health, Inc.	5,408,705	1.1
258,188	(1),(2)	TherapeuticsMD, Inc.	1,693,713	0.3
25,405	(1)	Ultragenyx Pharmaceutical, Inc.	1,939,418	0.4
162,698	(1)	Wright Medical Group NV	4,721,496	1.0
28,127	(1)	Zogenix, Inc.	1,395,099	0.3
			96,651,189	19.8

		Industrials: 16.2%
83,604		Actuant Corp.	2,332,552	0.5
64,400	(1)	ASGN, Inc.	5,083,092	1.0
84,582	(1)	Beacon Roofing Supply, Inc.	3,061,023	0.6
59,215		Brink's Co.	4,130,246	0.8
52,089		CIRCOR International, Inc.	2,474,227	0.5
23,261		Curtiss-Wright Corp.	3,196,527	0.7
69,783		EMCOR Group, Inc.	5,241,401	1.1
42,942		EnPro Industries, Inc.	3,131,760	0.6
90,657		Granite Construction, Inc.	4,143,025	0.9
107,936	(2)	Healthcare Services Group, Inc.	4,384,360	0.9
68,375	(1)	HUB Group, Inc.	3,117,900	0.6
35,426		John Bean Technologies Corp.	4,226,322	0.9
118,334		Knoll, Inc.	2,774,932	0.6
41,576		Korn/Ferry International	2,047,202	0.4
37,100		Lindsay Corp.	3,718,904	0.8
62,304		Matthews International Corp.	3,124,546	0.6
39,727		Regal Beloit Corp.	3,275,491	0.7
51,851	(1)	Saia, Inc.	3,964,009	0.8
47,396		Simpson Manufacturing Co., Inc.	3,434,314	0.7
20,614		Tennant Co.	1,565,633	0.3
96,840	(1)	US Xpress Enterprises, Inc.	1,336,392	0.3
50,784		Watts Water Technologies, Inc.	4,215,072	0.9
62,223		Woodward, Inc.	5,031,352	1.0
			79,010,282	16.2

		Information Technology: 15.2%
83,075	(1)	ACI Worldwide, Inc.	2,337,730	0.5
65,829	(1)	Blackline, Inc.	3,717,364	0.8
88,574	(1)	CalAmp Corp.	2,122,233	0.4
117,899	(1)	Cray, Inc.	2,534,828	0.5
57,576	(2)	Ebix, Inc.	4,557,140	0.9
148,196		Entegris, Inc.	4,290,274	0.9
79,022	(1)	Envestnet, Inc.	4,816,391	1.0
90,266	(1)	Evo Payments, Inc.	2,157,357	0.4
115,918	(1)	Finisar Corp.	2,208,238	0.5
57,156	(1)	Five9, Inc.	2,497,146	0.5
36,603	(1)	HubSpot, Inc.	5,525,223	1.1
105,287	(1)	Instructure, Inc.	3,727,160	0.8
86,987	(1)	Integrated Device Technology, Inc.	4,089,259	0.8
70,393		j2 Global, Inc.	5,832,060	1.2
55,141	(1)	Lumentum Holdings, Inc.	3,305,703	0.7
98,392	(1)	Mindbody, Inc.	3,999,635	0.8
49,710	(1)	Netscout Systems, Inc.	1,255,177	0.3
45,142	(1)	Paylocity Holding Corp.	3,625,805	0.7
42,183		Power Integrations, Inc.	2,665,966	0.6
15,579	(1)	Proofpoint, Inc.	1,656,515	0.3
27,450	(1)	Q2 Holdings, Inc.	1,662,098	0.3
84,800	(1)	Rapid7, Inc.	3,130,816	0.6
18,113	(1)	Trade Desk, Inc./The	2,733,433	0.6
			74,447,551	15.2

		Materials: 4.5%
82,940		Boise Cascade Co.	3,052,192	0.6
126,035		Commercial Metals Co.	2,586,238	0.5
43,237		Compass Minerals International, Inc.	2,905,527	0.6
61,060		Greif, Inc. - Class A	3,276,480	0.7
45,087		Minerals Technologies, Inc.	3,047,881	0.6
85,432		PolyOne Corp.	3,735,087	0.8
72,964		Worthington Industries, Inc.	3,163,719	0.7
			21,767,124	4.5

		Real Estate: 1.8%
178,503		Americold Realty Trust	4,466,145	0.9
21,827		EastGroup Properties, Inc.	2,087,098	0.4
105,057		Urban Edge Properties	2,319,658	0.5
			8,872,901	1.8

	Total Common Stock (Cost $383,753,019)		415,596,518	85.1

EXCHANGE-TRADED FUNDS: 1.2%
27,097		iShares Russell 2000 Growth Index Fund	5,828,023	1.2

	Total Exchange-Traded Funds (Cost $4,662,035)		5,828,023	1.2

	Total Long-Term Investments (Cost $388,415,054)		421,424,541	86.3

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.8%
	Securities Lending Collateral(3): 7.6%
8,783,003	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $8,784,642, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $8,958,663, due 10/25/18-08/20/68)	$8,783,003	1.8
1,803,945	Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/18, 2.24%, due 10/01/18 (Repurchase Amount $1,804,277, collateralized by various U.S. Government Securities, 0.500%-3.000%, Market Value plus accrued interest $1,840,024, due 03/31/20-09/09/49)	1,803,945	0.4
8,783,003	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $8,784,642, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $8,958,663, due 09/30/18-08/20/68)	8,783,003	1.8
8,783,003	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $8,784,634, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $8,958,663, due 10/04/18-09/09/49)	8,783,003	1.8
8,826,283	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $8,828,104, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,004,067, due 04/15/20-02/15/48)	$8,826,283	1.8
		36,979,237	7.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
5,860,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980% (Cost $5,860,000)	5,860,000	1.2

	Total Short-Term Investments (Cost $42,839,237)	42,839,237	8.8

	Total Investments in Securities (Cost $431,254,291)	$464,263,778	95.1
	Assets in Excess of Other Liabilities	24,077,987	4.9
	Net Assets	$488,341,765	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2018.

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$415,596,518	$–	$–	$415,596,518
Exchange-Traded Funds	5,828,023	–	–	5,828,023
Short-Term Investments	5,860,000	36,979,237	–	42,839,237
Total Investments, at fair value	$427,284,541	$36,979,237	$–	$464,263,778

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $433,085,620.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$52,369,501
Gross Unrealized Depreciation	(21,191,343)

Net Unrealized Appreciation	$31,178,158

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Products Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 28, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2018